Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash and equivalents	$ 2,362,606	$ 3,143,377	$ 3,143,377	$ 1,183,787
Accounts receivable	208,831	197,687	197,687	139,572
Interest receivable	128,431	129,972	129,972	134,083
Current maturities of mortgage loans receivable, net of allowance of $25,269 and $49.976 and deferred origination fees of $24,007 and $60,685 at December 31, 2013 and December 31, 2012, respectively	645,272	660,490	660,490	1,656,692
Current maturities of bond portfolio, at fair value	904,000	796,000	796,000	1,236,000
Prepaid expenses	15,256	6,638	6,638	5,467
Total current assets	4,264,396	4,934,164	4,934,164	4,355,601
Mortgage Loans Receivable, net of current maturities, allowance of$924,424 and $798,758 and deferred origination fess of $324,861 and $453,849 at December 31, 2013 and December 31, 2012, respectively	24,437,617	24,716,310	24,716,310	27,000,439
Bond Portfolio, at fair value, net of current maturities	8,922,888	8,283,442	8,283,442	7,143,708
Real Estate Held for Sale	562,422	562,722	562,722	713,297
Deferred Offering Costs, net of accumulated amortization of $728,012 and $937,352 at December 31, 2013 and December 31, 2012, respectively	692,484	709,919	709,919	817,526
Total Assets	38,879,807	39,206,557	39,206,557	40,030,571
Current Liabilities
Current maturities of secured investor certificates	1,716,000	1,876,000	1,876,000	1,103,000
Accounts payable	30,778	21,565	21,565	20,041
Dividends payable	151,002	167,780	167,780	218,114
Total current liabilities	1,897,780	2,065,345	2,065,345	1,341,155
Deposit on real estate held for sale	61,600	61,600	61,600	61,600
Secured Investor Certificates, Series B, net of current maturities	15,855,000	15,887,000	15,887,000	17,131,000
Secured Investor Certificates, Series C	7,847,000	7,932,000	7,932,000	7,932,000
Total liabilities	25,661,380	25,945,945	25,945,945	26,465,755
Stockholders' Equity
Common stock, par value $.01 per share, Authorized, 30,000,000 shares, Issued and outstanding, 1,677,798 shares at December 31, 2013 and 2012, respectively	16,778	16,778	16,778	16,778
Additional paid-in capital	19,113,458	19,113,458	19,113,458	19,113,458
Accumulated deficit	(5,911,809)	(5,869,624)	(5,869,624)	(5,565,420)
Total stockholders' equity	13,218,427	13,260,612	13,260,612	13,564,816
Total Liabilities and Stockholders' Equity	$ 38,879,807	$ 39,206,557	$ 39,206,557	$ 40,030,571